UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Mid Cap Fund
	Schedule of Investments
	March 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 83.76%

Beverages - 1.13%
2,000	Coca Cola Co.	$ 110,000

Bituminous Coal & Lignite Surface Mining - 0.88%
2,000	Consol Energy, Inc.	85,320

Computer Communications Equipment - 2.54%
9,500	Cisco Systems, Inc. *	247,285

Computer Storage Devices - 4.33%
5,500	Sandisk Corp. *	190,465
5,900	Western Digital Corp. *	230,041
		420,506
Crude Petroleum & Natural Gas - 5.56%
3,100	Petroleo Brasileiro (Brazil) *	137,950
2,700	Canadian Natural Resources, Ltd. (Canada)	199,908
12,000	Denbury Resources, Inc. *	202,440
		540,298
Electromedical & Electrotherapeutic Apparatus - 1.69%
2,700	Natus Medical, Inc. *	42,957
2,200	Varian Medical Systems, Inc. *	121,726
		164,683
Electronic Computers - 6.11%
1,600	Apple Computer, Inc. *	376,000
9,000	Silicon Graphics International Corp. *	96,210
4,200	Teradata Corp. *	121,338
		593,548
Farm Machinery Equipment - 1.15%
2,700	Lindsay Corp.	111,807

General Building Contractors (Residential Buildings) - 1.78%
12,600	Gafisa S.A. (Brazil) *	173,124

General Industrial Machinery & Equipment - 0.17%
2,800	Taylor Devices, Inc. *	16,103

Industrial Instruments For Measurment, Display and Control - 0.66%
3,800	Hurco Co., Inc. *	63,954

Metal Mining - 5.03%
1,092	BHP Billiton Ltd. (Australia)	87,709
3,700	Cliff's Natural Resources, Inc.	262,515
500	Freeport McMoran Copper, Inc.	41,770
3,000	Vale S.A. (Brazil) *	96,570
		488,564
Metalworking Machinery & Equipment - 0.48%
700	SPX Corp.	46,424

Oil & Gas Field Exploration Services - 0.58%
2,000	Compagnie Generale De Geophysique-Veritus *	56,640

Orthopedic, Prosthetic, Surgical Appliances & Supplies - 1.49%
2,439	Zimmer Holdings, Inc. *	144,364

Petroleum Refining - 0.91%
4,500	Valero Energy Corp.	88,650

Pharmaceutical Preparations - 5.96%
5,000	Dr. Reddy's Laboratories Ltd. *	141,150
2,000	Novartis AG (Switzerland)	108,200
2,500	Novo Nordisk A S (Denmark)	192,800
8,000	Pfizer, Inc.	137,200
		579,350
Pumps & Pumping Equipment - 1.59%
1,400	Flowserve Corp.	154,378

Radiotelephone Communications - 0.50%
2,525	Chunghwa Telecom Co. Ltd. (Taiwan) ADR *	49,061

Railroads, Line-Haul Operating - 0.63%
1,200	CSX Corp.	61,080

Retail-Building Materials, Hardware, Garden Supply - 1.04%
2,100	Fastenal Co.	100,779

Retail-Drug Stores & Proprietary Stores - 1.47%
1,400	Express Scripts, Inc. *	142,464

Semiconductors & Related Devices - 4.11%
17,000	Micron Technology, Inc. *	176,290
7,600	Netlogic Microsystems, Inc. *	223,668
		399,958
Services-Business Services, NEC - 3.02%
1,150	Priceline.com, Inc. *	293,250

Services-Computer Integrated Systems - 3.60%
3,089	Cerner Corp. *	262,349
1,600	Computer Sciences Corp. *	87,184
		349,533
Services-Computer Programming - 1.94%
4,000	Patni Computer Systems Ltd. *	95,120
4,000	Wipro Ltd. *	93,240
		188,360
Services-Educational Services - 2.55%
2,900	New Oriental Education & Technology Group, Inc. (China) ADR *	247,979

Services-General Medical & Surgical Hospitals, NEC - 0.67%
1,860	Universal Health Services, Inc. Class B	65,268

Services-Prepackaged Software - 2.09%
4,200	BMC Industries, Inc. *	159,600
8,600	China Information Security Technology, Inc. (China) *	43,602
		203,202
Services-Social Services - 1.16%
3,000	Almost Family, Inc. *	113,070

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 2.55%
3,700	Church & Dwight Co., Inc.	247,715

Special Industry Machinery, NEC - 3.94%
4,000	Aixtron Aktiengesellschaft AG (Germany) ADR *	142,720
9,600	Novellus Systems, Inc. *	239,904
		382,624
Steel Works, Blast Furnances & Rolling Mills (Coke Ovens) - 2.82%
9,000	Insteel Industries, Inc.	96,210
2,800	United States Steel Corp.	177,856
		274,066
Surgical & Medical Instruments - 1.18%
2,000	Stryker Corp.	114,440

Telephone Communications (No Radio Telephone) - 1.10%
3,000	PT Telkominkasi Indonesia, Tbk. *	107,280

Transportation Services - 0.80%
3,100	Expedia, Inc. *	77,345

Water Transportation - 2.55%
6,500	Kirby Corp. *	247,975

Wholesale-Durable Goods - 1.88%
1,700	Grainger W.W., Inc.	183,804

Wholesale-Electircal Apparatus - 2.12%
8,400	EnerSys *	207,228

TOTAL FOR COMMON STOCKS (Cost $6,392,387) -83.76%		$ 8,141,479

SHORT TERM INVESTMENTS - 7.26%
101,758	University Bank Savings Account (Cost $101,758) 1.36%**	$ 101,758
603,577	Shape Investment Money Market (Cost $603,577) 1.45%**	603,577

TOTAL SHORT TERM INVESTMENTS (Cost $705,335) - 7.26%		$ 705,335

TOTAL INVESTMENTS (Cost $7,097,722) - 91.01%		$ 8,846,814

OTHER ASSETS LESS LIABILITIES - 8.99%		873,704

NET ASSETS - 100.00%		$ 9,720,518

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2010.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Mid Cap Fund
1. SECURITY TRANSACTIONS

At March 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,097,722 amounted to $1,749,091, which consisted of aggregate gross unrealized appreciation of $1,934,971 and aggregate gross unrealized depreciation of $185,879.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 8,141,479	$0	$0	$8,141,479
Exchange Traded Funds		$0	$0	$0	$0
Convertible Bonds		$0	$0	$0	$0
Cash Equivalents		$ 705,335	$0	$0	$705,335
Total		$8,846,814	$0	$0	$8,846,814

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 24, 2010